Subsequent Event	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Subsequent Event [Line Items]
Subsequent Event	Subsequent Event On January 1, 2026, the Company acquired BTIG, LLC, a financial services firm specializing in investment banking, institutional sales and trading, research and prime brokerage. The BTIG employees conveyed to the Company are eligible to enroll in the Plan in 2026.